Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2015	Dec. 31, 2025	Dec. 30, 2016	Dec. 29, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 30, 2022	Dec. 29, 2023	Dec. 31, 2024	Dec. 31, 2025
C000014124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			The Merger Fund® (Class A/MERFX) at POP
Accumulated Value	[1]	$ 9,450		$ 9,696.898922	$ 9,928.414922	$ 10,690.6074	$ 11,328.29543	$ 11,880.21639	$ 11,857.47618	$ 11,941.29173	$ 12,440.01658	$ 12,847.19077	$ 13,889.71818
Bloomberg U S Aggregate Bond C000129310 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000		102,647.4791	106,283.0825	106,295.1624	115,560.593	124,235.3046	122,319.5324	106,405.607	112,288.6005	113,692.4796	121,993.0847
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,264.74791	10,628.30825	10,629.51624	11,556.0593	12,423.53046	12,231.95324	10,640.5607	11,228.86005	11,369.24796	12,199.30847
ICE BofA U S Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Treasury Bill 3 Month Index
Accumulated Value		10,000		10,032.70877	10,118.58932	10,308.26262	10,543.33742	10,613.6673	10,618.88498	10,773.44395	11,313.72609	11,907.85889	12,405.34429
ICE BofA U S Treasury Bill 3 Month C000129310 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 100,000		$ 100,327.0877	$ 101,185.8932	$ 103,082.6262	$ 105,433.3742	$ 106,136.673	$ 106,188.8498	$ 107,734.4395	$ 113,137.2609	$ 119,078.5889	$ 124,053.4429

[1]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.